Summary of equity attributable to Novartis AG shareholders (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of equity [abstract]
Schedule disclosing information related treasury shares movements
		Number of outstanding shares (in millions)		Equity attributable to Novartis AG shareholders

	Note	2026	2025	H1 2026 USD millions	H1 2025 USD millions

Balance at beginning of year		1 908.2	1 975.1	46 130	44 046

Shares acquired to be canceled		-18.2	-48.8	-2 771	-5 350

Other share purchases		-2.0	-1.6	-292	-159

Equity-based compensation plans		12.6	11.1	616	557

Taxes on treasury share transactions				-23	-33

Dividends	4.1			-9 068	-7 818

Net income of the period attributable to shareholders of Novartis AG				6 420	7 647

Other comprehensive income attributable to shareholders of Novartis AG				432	3 027

Changes in non-controlling interests					1

Other movements	4.3	0.1	0.1	98	67

Balance at June 30		1 900.7	1 935.9	41 542	41 985